INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 8,192,339	R$ 8,192,076
Facepa
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
MMC Brasil
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	170,859	170,859
Other
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 5,097	R$ 4,834